Fair Value Accounting - Schedule of Valuation Techniques and Significant Unobservable Inputs Used to Measure Financial Instruments on a Recurring Basis (Details) - Fair Value, Measurements, Recurring - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	$ 17,980	$ 14,831
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	$ 17,980	$ 14,831